Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Intangible Assets, Net [Line Items]
Total	$ 269,922	$ 267,121
Less: accumulated amortization	(122,270)	(118,537)
Intangible assets, net	$ 147,652	148,584
Land use rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	50 years
Total	$ 249,018	246,434
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Useful life	3 years
Total	$ 20,904	$ 20,687